Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
University College London and Related Entities
The Company, under various agreements, received research and development, office and consulting services from the UCL and its subsidiaries. UCL is a shareholder of the Company through UCLB. As of the Company's IPO, UCL is no longer a principal shareholder of the Company and, as a result, the Company no longer considers UCL a related party for reporting purposes.
For the three and six months ended June 30, 2018, the Company recorded research and development expenses from arrangements with UCL totaling $1.3 million and $3.5 million.